Related party transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18. Related party transactions

Income (expenses) from related parties

The Combined Entities were an integrated part of Höegh LNG until the close of the IPO on August 12, 2014 and for the year ended December 31, 2013. In connection with the IPO, the Partnership entered into several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Refer to note 3 for additional information. As such, Höegh LNG and its subsidiaries have provided general and corporate management services to the Partnership and the Combined Entities. As described in note 2, certain administrative expenses have been included in the combined carve-out financial statements of the Combined Entities based on actual hours incurred. In addition, management has allocated remaining administrative expenses and Höegh LNG management’s share based payment costs based on the number of vessels, newbuildings and business development projects of Höegh LNG prior to the closing of the IPO. Subsidiaries of Höegh LNG have provided the building supervision of the newbuilding and Mooring and ship management for PGN FSRU Lampung (note 3) and ship management of the Höegh Gallant (note 4).

Amounts included in the consolidated and combined carve-out statements of income for the years ended December 31, 2015, 2014 and 2013 or capitalized in the consolidated and combined carve-out balance sheets as of December 31, 2015 and 2014 are as follows:

	Year ended
Statement of income:	December 31,
(in thousands of U.S. dollars)	2015	2014	2013
Revenues
Time charter and construction contract revenues indemnified by Höegh LNG (1)	$—	13,269	$—
Time charter revenue Höegh Gallant (2)	12,575	—	—
Operating expenses
Vessel operating expenses (3)	(6,505)	(5,297)	—
Hours, travel expenses and overhead (4)	(2,002)	(2,016)	(2,088)
Allocated administrative expenses (5)	—	(4,723)	(4,260)
Construction contract expense: supervision cost (6)	—	(761)	(2,559)
Construction contract expense: capitalized interest (7)	—	(690)	(1,179)
Financial (income) expense
Interest income from joint ventures and demand note (8)	7,568	4,959	2,122
Interest expense and commitment fees (9)	(2,151)	(998)	(352)
Total	$9,485	3,743	$(8,316)

Balance sheet	As of December 31,
(in thousands of U.S. dollars)	2015	2014
Newbuilding
Newbuilding supervision cost (6)	$—	$1,228
Interest expense capitalized from Höegh LNG (7)	—	1,464
Equity: Cash contribution from Höegh LNG (10)	6,596	—
	$6,596	$2,692

1)
Time charter revenues indemnified by Höegh LNG: Höegh LNG made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively, for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to Indemnifications below and note 21. For the year ended December 31, 2014, revenue was recognized for the full amount of these payments.

2)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
3)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
4)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.

5)
Allocated administrative expenses: As described in note 2 until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014 and for the year ended December 31, 2013, the allocated expenses also include cost incurred in preparation for the IPO.

6)
Supervision cost: Höegh LNG Fleet Management AS managed the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.

7)
Interest expense capitalized from Höegh LNG and affiliates: As described under 9) below, Höegh LNG and its affiliates have provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

8)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. The Partnership’s share of interest on the shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also included interest on the $140 million demand note due from Höegh LNG. Refer to “Demand note due from owner” below.

9)
Interest expense and commitment fees charged from Höegh LNG and affiliates: Höegh LNG and its affiliates provided an undrawn $85.0 million revolving credit facility for general partnership purposes which incurs a commitment fee and a $47 million seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense. Höegh LNG and its affiliates have provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung, and the construction contract expense of the Mooring. Refer to “Amounts, loans and promissory notes due to owners and affiliates” below. Prior to transfer of the newbuilding and contracts to PT Hoegh LNG Lampung and the establishment of the promissory notes in October 2013, the carve-out financial statements include an allocation of debt and interest expense from Höegh LNG for the funding of construction of the PGN FSRU Lampung and the construction contract expense of the Mooring. Refer to 7) above which describes the interest expense, which was capitalized.

10)
   Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership of $6.6 million which were recorded as a contribution to equity.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Amounts due from affiliates	$4,239	$—

The amount due from affiliates is a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the Höegh Gallant time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Demand note due from owner

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Demand note due from owner	$—	$(143,241)

The Partnership lent $140 million to Höegh LNG from the net proceeds of the IPO. The note had an interest rate of 5.88% per annum. The demand note was cancelled on October 1, 2015 as part of the consideration for the acquisition of the  Höegh Gallant. The balance in the table above includes outstanding principal and accrued interest of $3,241 as of December 31, 2014.

Refer to note 14 for advances to joint ventures.

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Amounts due to owners and affiliates	$10,604	$6,019

Amounts due to owners and affiliates principally relate to the liability for the working capital adjustment established following the Höegh Gallant acquisition on October 1, 2015 and trade payables for services provided by subsidiaries of Höegh LNG as of December 31, 2015 and 2014. The balance does not bear interest. When the Lampung facility was drawn (note 15), the outstanding amount related to short-term funding of capital expenditures of $25.4 million was repaid on March 5, 2014.

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Loans and promissory notes due to owners and affiliates	$287	$467

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and any outstanding balance is due January 1, 2020. Refer to note 24. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on undrawn available amounts. The balances as of December 31, 2015 and 2014, relate to accrued commitment fees. No amount was drawn on the revolving credit facility as of December 31, 2015 and 2014.

Seller’s credit note

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Seller’s credit note	$47,000	$—

On October 1, 2015, the Partnership financed part of the acquisition of the Höegh Gallant with a seller’s credit note from a subsidiary of Höegh LNG (note 4). The unsecured seller’s credit note is subordinated to the obligations of the Partnership and the Borrower under the Gallant facility, bears interest at 8% and matures on January 1, 2020. Refer to note 24.

The outstanding seller’s credit note and loans and promissory notes due to owners and affiliates had a weighted average interest rate for the years ended December 31, 2015 and 2014 of 8.2% and 4.48%, respectively.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;
3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter. The Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG (refer to note 21);

4.
with respect to any obligation to pay liquidated damages to PGN LNG under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter. The Partnership filed a claim in 2014 for indemnification for PGN’s claims for delay liquidated damages in the total amount of $7.1 million which were not paid as a result of the settlement with PGN LNG (refer to note 21);

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter; and

6.
pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings. The Partnership is indemnified for recovery of the $6.2 million VAT liability related to a Mooring invoice.

The Partnership filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax and costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015) of approximately $7.7 million and $0.8 million in the year ended December 31, 2015 and the first quarter of 2016, respectively. Indemnification payments of $6.6 million received from Höegh LNG in 2015 are recorded as a contribution to equity. Refer to note 21.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of Höegh LNG FSRU III Ltd., the entity that indirectly owns the Höegh Gallant, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;
3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;
4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;
5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and
6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the Höegh Gallant under certain circumstances.